Intangible assets, net	12 Months Ended
Mar. 31, 2017
Intangible assets, net
Intangible assets, net

15.   Intangible assets, net

	As of March 31,
	2016	2017
	(in millions of RMB)
Non-compete agreements	4,284	5,915
Developed technology and patents	3,652	4,793
Trade names, trademarks and domain names	2,222	8,100
User base and customer relationships	1,234	4,169
Licensed copyrights of video content	787	6,087
Others	—	32
Less: accumulated amortization and impairment	(6,809)	(14,988)

Net book value	5,370	14,108

Amortization expenses recognized for the years ended March 31, 2015, 2016 and 2017 amounted to RMB2,173 million, RMB3,278 million and RMB9,008 million, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
(in millions of RMB)
For the year ending March 31,
2018	6,129
2019	2,880
2020	906
2021	429
2022	417
Thereafter	3,347

14,108